CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Loss	$ (3,951,590)	$ (2,703,742)
Adjustments to reconcile net loss to net cash used by operating activities
Stock based compensation	70,156	40,000
Amortization	26,044	21,328
Depreciation	80,361	105,106
Gain on sale/disposal	(13,782)
Beneficial conversion feature and amortization of warrants on notes payable	480,000	254,000
Interest on note receivable, related party and convertible notes payable	(2,000)	12,132
Allowance for doubtful accounts	2,878
Provision for obsolete inventory	16,463
Changes in operating assets and liabilities
Accounts receivable	65,144	95,941
Inventory	(43,402)	19,451
Accounts payable	204,652	111,105
Accrued expenses	(121,642)	209,250
Other	132,542	(91,583)
Net cash used by operating activities	(3,054,176)	(1,927,012)
Cash Flows From Investing Activities
Purchase of property and equipment	(24,473)	(67,037)
Proceeds from sale of equipment	40,000
Purchase of intangible assets	(92,595)	(68,388)
Net cash used by investing activities	(77,068)	(135,425)
Cash Flows from Financing Activities
Proceeds from issuance of common stock, net of offering costs	1,010,000	1,448,309
Payments on deferred offering costs	(65,771)
Proceeds from convertible notes payable	1,750,000	750,000
Payments on notes payable	(398,248)	(108,028)
Net cash provided by financing activities	2,295,981	2,090,281
Net (decrease) increase in cash and cash equivalents	(835,263)	27,844
Cash and cash equivalents at beginning of year	1,116,870	1,089,026
Cash and cash equivalents at end of year	281,607	1,116,870
Supplement cash flow information:
Cash paid for interest	25,682	41,359
Noncash investing and financing activities:
Exchange of convertible notes for common stock, including accrued interest	1,750,000	762,132
Notes receivable from related party in exchange for stock		198,822
Accrued expenses included in deferred offering costs	88,277
Reclassification and accretion of puttable common stock	393,780
Equipment acquired under capital lease		$ 22,325